Provisions - Movements in Provisions (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2018
Disclosure of other provisions [Line Items]
Beginning balance	$ 207	$ 267	$ 185
Effect of retrospective application of IFRS 15				$ (87)
Beginning balance as adjusted				180
Additional provisions recognized	184	192	155
Used / forfeited during the year	(87)	(165)	(73)
Ending balance	304	207	267
Warranties [Member]
Disclosure of other provisions [Line Items]
Beginning balance	132	132	111
Effect of retrospective application of IFRS 15				0
Beginning balance as adjusted				132
Additional provisions recognized	127	164	79
Used / forfeited during the year	(86)	(164)	(58)
Ending balance	173	132	132
Onerous Contracts [Member]
Disclosure of other provisions [Line Items]
Beginning balance	19	0	0
Effect of retrospective application of IFRS 15				0
Beginning balance as adjusted				0
Additional provisions recognized	48	19	0
Used / forfeited during the year	0	0	0
Ending balance	67	19	0
Employee benefits [Member]
Disclosure of other provisions [Line Items]
Beginning balance	51	43	38
Effect of retrospective application of IFRS 15				0
Beginning balance as adjusted				43
Additional provisions recognized	9	9	7
Used / forfeited during the year	(1)	(1)	(2)
Ending balance	59	51	43
Trade-in rights [Member]
Disclosure of other provisions [Line Items]
Beginning balance	0	87	31
Effect of retrospective application of IFRS 15				(87)
Beginning balance as adjusted				0
Additional provisions recognized	0	0	69
Used / forfeited during the year	0	0	(13)
Ending balance	0	0	87
Others [Member]
Disclosure of other provisions [Line Items]
Beginning balance	5	5	5
Effect of retrospective application of IFRS 15				0
Beginning balance as adjusted				$ 5
Additional provisions recognized	0	0	0
Used / forfeited during the year	0	0	0
Ending balance	$ 5	$ 5	$ 5